Critical Judgments and Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Forward commodity price estimates
:

	Egypt[1]	Canada[1]
	Brent Blend Crude Oil	WTI Oil	AECO Gas	Edmonton Condensate	Edmonton Butane	Edmonton Propane	Spec Ethane	Exchange Rate
Year	$US/Bbl	$US/Bbl	$C/Mcf	$C/Bbl	$C/Bbl	$C/Bbl	$C/Bbl	USD/CAD
2019	63.25	56.25	1.85	67.67	21.45	25.33	5.69	0.750
2020	68.50	61.76	2.29	79.22	37.66	32.39	7.20	0.770
2021	71.25	64.40	2.67	83.54	47.85	36.68	8.51	0.790
2022	73.00	65.96	2.90	85.49	57.04	39.11	9.27	0.810
2023	75.50	66.98	3.14	87.80	58.48	41.77	10.12	0.820
2024	78.00	67.93	3.23	90.30	60.24	43.03	10.42	0.825
2025	80.50	68.82	3.34	93.33	62.36	44.55	10.78	0.825
2026	83.41	70.00	3.41	96.86	64.83	46.31	11.03	0.825
Thereafter[2]	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	0.825
1 GLJ Petroleum Consultants Ltd. (“GLJ”) price forecasts, effective December 31, 2018.
[2] Percentage change represents the increase in each year after 2026 to the end of the reserve life.